UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: VANGUARD STAR FUNDS

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2002 - October 31, 2003

ITEM 1: Reports to Shareholders

Vanguard(R) STAR(R) Fund
October 31, 2003


{GRAPHIC}

ANNUAL REPORT
THE VANGUARD GROUP(R)[LOGO]

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

1    LETTER FROM THE CHAIRMAN
6    FUND PROFILE
7    GLOSSARY OF INVESTMENT TERMS
8    PERFORMANCE SUMMARY
9    YOUR FUND'S AFTER-TAX RETURNS
10   ABOUT YOUR FUND'S EXPENSES
11   FINANCIAL STATEMENTS
19   ADVANTAGES OF VANGUARD.COM
--------------------------------------------------------------------------------
SUMMARY

- Vanguard STAR Fund earned a 2003 fiscal-year return of 19.0%, outpacing its comparative measures.
- Stocks, both in the United States and abroad, surged from mid-March through the end of the fiscal period, with small-cap stocks leading the charge.
- Government and mortgage-backed securities posted modest returns, while riskier corporate debt securities delivered solid gains.
--------------------------------------------------------------------------------
Want less clutter in your mailbox? Just register with VANGUARD.COM and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

Stocks worldwide staged a remarkable comeback from last year's bear market lows, while bonds collectively made more modest gains. With a majority of its assets in stocks, Vanguard STAR Fund returned 19.0% during the 12 months ended October 31, 2003.

{GRAPHICS}

--------------------------------------------------------------------------------
2003 TOTAL RETURNS                FISCAL YEAR ENDED
                                         OCTOBER 31
--------------------------------------------------------------------------------
VANGUARD STAR FUND                            19.0%
STAR Composite Index*                         17.3
Composite Fund Average**                      18.1
--------------------------------------------------------------------------------

*The STAR Composite Index is weighted 62.5% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, and 12.5% Citigroup 3-Month Treasury Bill Index through December 31, 2002; and 50% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, 12.5% Lehman 1-5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

**The Composite Fund Average, which is derived from data provided by Lipper Inc., is weighted 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund through December 31, 2002; and 50% average general equity fund, 25% average fixed income fund, 12.5% average 1-5 year investment-grade fund, and 12.5% average international fund thereafter.

As the adjacent table shows, your fund's total return (capital change plus reinvested distributions) was higher than those of its two main benchmarks: a composite of unmanaged market indexes weighted to reflect STAR's investment guidelines and a similarly weighted composite of mutual fund peer group averages. (As we noted in our last semiannual report, to better reflect the makeup of the STAR Fund, our composite benchmarks have included international stocks since the beginning of this calendar year, and short-term bonds have replaced the benchmarks' money market components.)

Your fund's per-share distributions and changes in net asset value during the period can be found in the table on page 5. If you own the fund in a taxable account, you may wish to review the fund's after-tax returns on page 9.

STOCKS STAGED A REMARKABLE TURNAROUND

Weak economic data and the prospect of war with Iraq helped depress U.S. stock prices early in the fiscal year, but the outbreak of fighting in mid-March had a cathartic effect. The U.S. military's quick advance, combined with rosier reports on the nation's economy and corporate earnings, helped launch a surprisingly strong and sustained rally.

For the full 12 months, the broad U.S. market, as measured by the Wilshire 5000 Total Market Index, returned 24.4%. Gains were substantially similar overall for growth and value stocks (i.e., stocks that sport a premium price for their earnings growth potential versus those with bargain-basement price tags relative to earnings, book value, or other measures), but there was a wide divide between stocks of small and large companies. The 43.4% return of the small-capitalization Russell 2000 Index was nearly double the result of the large- and mid-cap Russell 1000 Index. The gains were equally impressive overseas, particularly in emerging markets and the Pacific Rim nations. In the aggregate, international markets outpaced the U.S. market during the 12 months. For U.S.-based investors, the results from abroad were boosted by a weakening of the dollar against most major currencies.


--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2003
                                                  ------------------------------

                                                     One         Three      Five
                                                    Year         Years     Years
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                    22.3%         -8.2%      1.1%
Russell 2000 Index (Small-caps)                    43.4           3.4       8.3
Wilshire 5000 Index (Entire market)                24.4          -7.1       1.7
MSCI All Country World Index Free
  ex USA (International)                           30.4          -4.4       1.4
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                         4.9%          8.4%      6.5%
 (Broad taxable market)
Lehman Municipal Bond Index                         5.1           7.1       5.6
Citigroup 3-Month Treasury Bill Index               1.2           2.6       3.6
================================================================================
CPI
Consumer Price Index                                2.0%          2.1%      2.4%
--------------------------------------------------------------------------------

"JUNK" BOND RETURNS RIVALED THE GAINS OF STOCKS

In the bond market, higher risk correlated with higher returns during the fiscal year, with below-investment-grade bonds posting results that outpaced those of the equity market. The Lehman Brothers High Yield Bond Index surged 33.8%. Meanwhile, U.S. Treasury securities--considered to be risk-free--posted returns in the low single digits, with interest income offsetting a decline in prices. As bond prices fell, yields rose. At the fiscal year-end, the yield of the 10-year Treasury note stood at 4.29%, 40 basis points (0.40 percentage point) higher than at the start of the period.

The pattern was different among debt securities with the shortest maturities, which are influenced more strongly by the Federal Reserve

Board's interest rate moves than by market forces. During the fiscal year, the Fed slashed its target federal funds rate by 75 basis points to 1.00%, the lowest level since 1958. The yield of the 3-month Treasury bill, a fair proxy for money market interest rates, fell by 50 basis points to end the period at 0.95%.

SURGING STOCKS LIFTED YOUR FUND

Vanguard STAR Fund's 19.0% return was about a percentage point higher than that of its composite peer-group average, and its margin of outperformance against the composite index was almost double that. The underlying funds' performances, on both an absolute and a relative basis, and the portfolio's exposure to small-cap and international stocks helped STAR's result.

--------------------------------------------------------------------------------
                                                                   TOTAL RETURNS
VANGUARD FUND                         PERCENTAGE OF              12 MONTHS ENDED
(INVESTOR SHARES)                      STAR ASSETS*             OCTOBER 31, 2003
--------------------------------------------------------------------------------
STOCK FUNDS
Windsor II                                    15.8%                        20.7%
Windsor                                        9.1                         30.7
PRIMECAP                                       7.1                         33.9
Morgan Growth                                  7.1                         26.8
U.S. Growth                                    6.9                         16.2
International Value                            6.5                         31.7
International Growth                           6.3                         25.1
Explorer                                       4.4                         41.7
--------------------------------------------------------------------------------
BOND FUNDS
Long-Term Corporate                           12.4%                         9.8%
GNMA                                          12.3                          2.7
--------------------------------------------------------------------------------
SHORT-TERM RESERVES
Short-Term Corporate                          12.1%                         5.2%
--------------------------------------------------------------------------------
COMBINED                                     100.0%                        19.0%
--------------------------------------------------------------------------------
*As of October 31, 2003.

As the accompanying table shows, each underlying stock fund posted a double-digit gain in the period, ranging from 16.2% for VANGUARD(R) U.S. GROWTH FUND to 41.7% for VANGUARD(R) EXPLORER(TM) FUND--the latter result a reflection of the outsized advances that small-cap stocks made in the fiscal year. The two international funds also posted stellar gains as overseas markets generally outpaced the U.S. market.

Meanwhile, the underlying bond funds reflected the generally staid performance of government and mortgage-backed securities and the higher returns of corporate securities during the fiscal year. STAR's bond funds performed well on a relative basis, which was true for its equity funds as well. Of the 11 underlying funds, 8 outperformed their average mutual fund peers. Of the three exceptions, one--WINDSOR(TM) II, which accounts for the largest percentage of STAR's assets--matched the average return of large-cap value funds, the fund's peer group. The two others--VANGUARD(R) MORGAN(TM) GROWTH FUND and the U.S. GROWTH FUND--lagged their peer group averages by less than 3 percentage points.

THE FUND SHINES OVER LONGER PERIODS AS WELL

Because of short-term fluctuations, one year's performance is really an inadequate gauge of a fund's results. The accompanying table shows the fund's annualized return over the past decade and the final result of a hypothetical $10,000 investment during that time, compared with those of its benchmarks and the broad U.S. stock market.

---------------------------------------------------
TOTAL RETURNS                       TEN YEARS ENDED
                                   OCTOBER 31, 2003
---------------------------------------------------
                       AVERAGE       FINAL VALUE OF
                        ANNUAL            A $10,000
                        RETURN   INITIAL INVESTMENT
---------------------------------------------------
STAR Fund                 9.8%              $25,582
STAR Composite Index      8.9                23,361
Composite Fund Average    7.6                20,755
Wilshire 5000 Index      10.0                25,853
---------------------------------------------------

Again, your fund outperformed its composite index--a noteworthy achievement, given that indexes have none of the real-world operating and transaction costs that mutual funds must bear. The performance gap was even wider with the composite fund average--your fund earned almost $5,000 more. Impressively, your fund also managed to nearly match the performance of the broad U.S. market, though with a less-volatile balanced portfolio.

Much of the credit for this fine performance goes to the investment advisors of the underlying funds and to Vanguard's low costs. Each underlying fund has an expense ratio that's considerably lower than that of the peer group average. And, unlike some other "funds of funds," STAR does not charge extra fees on top of the underlying funds' expense ratios. Over time, seemingly modest differences in cost can have a big impact on your bottom line.

BALANCING  YOUR WAY THROUGH VOLATILE MARKETS

Your fund's long-term record highlights the virtue of a balanced investment approach. Because of the inherent uncertainty of the financial markets, there is only one way to combine the opportunity for gain with some protection from loss: balance and diversification. In other words, you should hold a portfolio of diversified stock, bond, and money market funds in proportions determined by your unique goals, circumstances, and risk tolerance. For those who prefer a moderately aggressive asset allocation, the STAR Fund is a convenient, low-cost, and hassle-free means to do this with one fund.

The stock market's long-awaited recovery is a vindication of the balanced approach to investing, not a signal that balance is no longer necessary. The virtues of diversification have never been a secret, but sticking with such a plan has always been hard because of the temptations and fears that sharp market fluctuations can engender.

Staying the course is easier if you trust the institution that manages your money, and this has never been more true than now. In light of the shocking allegations about market-timing and late trading at some investment management firms, I feel compelled to close this letter with an assurance that Vanguard has policies and procedures in place to identify and deter such behavior. In addition, I have great confidence in the ethics, integrity, and character of the Vanguard(R) crew--values that receive strong institutional support from our client-owned corporate structure, which channels all our efforts into the creation of wealth for our shareholders.

Thank you for entrusting your hard-earned money to us.


Sincerely,




/S/John J. Brennan
JOHN J. BRENNAN

CHAIRMAN AND CHIEF EXECUTIVE OFFICER
NOVEMBER 12, 2003





--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE            OCTOBER 31, 2002-OCTOBER 31, 2003

                                                        DISTRIBUTIONS PER SHARE
                                                      --------------------------
                                STARTING       ENDING        INCOME      CAPITAL
                             SHARE PRICE  SHARE PRICE     DIVIDENDS        GAINS
--------------------------------------------------------------------------------
STAR Fund                         $14.41       $16.67         $0.42        $0.00
--------------------------------------------------------------------------------

AS OF 10/31/2003
----------------
FUND PROFILE

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 7.

---------------------------------------------------
STAR FUND
---------------------------------------------------
TOTAL FUND CHARACTERISTICS

Yield                                          2.4%
Expense Ratio                                    0%
Average Weighted Expense Ratio*               0.43%
---------------------------------------------------

---------------------------------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP                                    Large
STYLE                                         Blend
---------------------------------------------------

---------------------------------------------------
TOTAL FUND VOLATILITY MEASURES

                                              BROAD
                                  FUND      INDEX**
---------------------------------------------------
R-Squared                         0.88         1.00
Beta                              0.53         1.00
---------------------------------------------------

---------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

STOCK FUNDS
     Windsor II                               15.8%
     Windsor                                   9.1
     PRIMECAP                                  7.1
     Morgan Growth                             7.1
     U.S. Growth                               6.9
     International Value                       6.5
     International Growth                      6.3
     Explorer                                  4.4
BOND FUNDS
     Long-Term Corporate                      12.4%
     GNMA                                     12.3
SHORT-TERM RESERVES
     Short-Term Corporate                     12.1%
---------------------------------------------------
TOTAL                                        100.0%
---------------------------------------------------

---------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
   Credit Quality        Investment-Grade Corporate
   Average Maturity      Medium
---------------------------------------------------

---------------------------------------------------
FUND ASSET ALLOCATION
   Stocks                 63%
   Bonds                  25%
   Short-Term Reserves    12%
---------------------------------------------------


*For underlying funds; annualized.
**Wilshire 5000 Index.

Visit our website at Vanguard.com for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------

YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

AS OF 10/31/2003
-------------------
PERFORMANCE SUMMARY

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

STAR FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

MONTH   YEAR           STAR           STAR               STAR           WILSHIRE
                       FUND      COMPOSITE          COMPOSITE               5000
                                   AVERAGE              INDEX              INDEX
--------------------------------------------------------------------------------
   10   1993          10000          10000              10000              10000
    1   1994          10252          10274              10242              10330
    4   1994           9791           9806               9757               9734
    7   1994           9986           9797               9886               9850
   10   1994          10145          10090              10116              10251
    1   1995          10192          10009              10180              10225
    4   1995          10982          10663              10905              11183
    7   1995          11748          11561              11796              12422
   10   1995          12191          11801              12200              12890
    1   1996          13072          12409              12997              14022
    4   1996          13456          12955              13354              14780
    7   1996          13290          12597              13125              14246
   10   1996          14312          13485              14106              15701
    1   1997          15369          14303              15136              17439
    4   1997          15397          14016              15160              17387
    7   1997          17446          16018              17293              20971
   10   1997          17456          16112              17260              20662
    1   1998          18049          16442              18028              21851
    4   1998          19761          17850              19650              24907
    7   1998          19362          17405              19605              24544
   10   1998          19068          16824              19478              23718
    1   1999          20553          18572              21649              27811
    4   1999          21591          19014              22296              29171
    7   1999          21377          19290              22188              29048
   10   1999          21103          19462              22679              29807
    1   2000          21157          20710              23613              31769
    4   2000          22392          21664              24195              32617
    7   2000          22658          21806              24227              32195
   10   2000          23732          22179              24472              32222
    1   2001          24651          22000              24117              30665
    4   2001          24365          20954              22948              28018
    7   2001          24423          20706              22825              27364
   10   2001          23007          19200              21318              23994
    1   2002          23924          20213              22365              25966
    4   2002          24027          20080              22075              25249
    7   2002          21683          17835              20056              21326
   10   2002          21504          17580              19927              20776
    1   2003          21542          17456              19729              20284
    4   2003          22667          18291              20779              21819
    7   2003          24017          19537              22035              24060
   10   2003          25582          20755              23361              25853



--------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED OCTOBER 31, 2003       FINAL VALUE
                                ------------------------------
                                    ONE        FIVE      TEN        OF A $10,000
                                   YEAR       YEARS    YEARS          INVESTMENT
--------------------------------------------------------------------------------
STAR Fund                        18.96%       6.05%    9.85%             $25,582
Wilshire 5000 Index              24.44        1.74     9.96               25,853
STAR Composite Index*            17.25        3.70     8.86               23,361
Composite Fund Average**         18.06        4.29     7.58               20,755
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
--------------------------------------------------------------------------------
                            STAR FUND                   COMPOSITE**

FISCAL                CAPITAL       INCOME         TOTAL         TOTAL
YEAR                   RETURN       RETURN        RETURN        RETURN
--------------------------------------------------------------------------------
1994                    -2.0%         3.5%          1.5%          0.9%
1995                     15.7          4.5          20.2          17.0
1996                     13.1          4.3          17.4          14.3
1997                     17.9          4.1          22.0          19.5
1998                      5.8          3.4           9.2           4.4
1999                      7.3          3.4          10.7          15.7
2000                      8.6          3.9          12.5          14.0
2001                     -6.4          3.3          -3.1         -13.4
2002                     -9.4          2.9          -6.5          -8.4
2003                     15.7          3.3          19.0          18.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

--------------------------------------------------------------------------------
                                  ONE          FIVE              TEN YEARS
                                                        ------------------------
              INCEPTION DATE     YEAR         YEARS    CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
STAR Fund          3/29/1985   18.71%         6.31%      5.92%    3.62%    9.54%
--------------------------------------------------------------------------------
*The STAR Composite Index is weighted 62.5% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, and 12.5% Citigroup 3-Month Treasury Bill Index through December 31, 2002; and 50% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, 12.5% Lehman 1-5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

**The Composite Fund Average, which is derived from data provided by Lipper Inc., is weighted 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund through December 31, 2002; and 50% average general equity fund, 25% average fixed income fund, 12.5% average 1-5 year investment-grade fund, and 12.5% average international fund thereafter.

NOTE: See Financial Highlights table on page 15 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. However, they do not reflect the reduced rates on "qualified dividend income." (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                      PERIODS ENDED OCTOBER 31, 2003
                                             ONE YEAR    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
STAR Fund
     Returns Before Taxes                      18.96%         6.05%        9.85%
     Returns After Taxes on Distributions      17.73          3.72         7.23
     Returns After Taxes on Distributions
       and Sale of Fund Shares                 12.17          3.95         7.06
--------------------------------------------------------------------------------

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in the fund, using the fund's actual return and expenses for the fiscal year ended October 31, 2003. Note that the STAR Fund does not incur direct expenses, but bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund's average weighted expense ratio. The cost in dollars is calculated by applying the average weighted expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for the fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                Cost of $10,000          Fund    Average Weighted   Peer Group**
             Investment in Fund  Expense Ratio     Expense Ratio*  Expense Ratio
--------------------------------------------------------------------------------
STAR Fund                   $47          0.00%              0.43%          1.36%
--------------------------------------------------------------------------------

*For underlying funds; annualized.

**Composite  Fund Average,  which is weighted 62.5% average general equity fund,
25% average fixed income fund, and 12.5% average money market fund through December 31, 2002; and 50% average general equity fund, 25% average fixed income fund, 12.5% average 1-5 year investment-grade fund, and 12.5% average international fund thereafter.

The fund does not charge transaction fees; these results apply whether or not you redeemed your investment at the end of the given period. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2002.

For additional information on costs, please refer to the fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

AS OF 10/31/2003
--------------------
FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
STAR FUND                                                SHARES            (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (63.1%)
Vanguard Windsor II Fund Investor Shares             55,982,330      $ 1,377,725
Vanguard Windsor Fund Investor Shares                51,495,995          784,284
Vanguard PRIMECAP Fund Investor Shares               11,984,457          613,844
Vanguard Morgan Growth Fund Investor Shares          42,788,314          613,156
Vanguard U.S. Growth Fund Investor Shares            40,581,066          593,295
Vanguard International Value Fund                    22,791,812          559,311
Vanguard International Growth Fund Investor Shares   36,135,031          544,194
Vanguard Explorer Fund Investor Shares                6,102,229          385,478
                                                                     -----------
                                                                     $ 5,471,287
                                                                     -----------
BOND FUNDS (24.6%)
Vanguard Long-Term Corporate Fund Investor Shares   116,435,577        1,070,043
Vanguard GNMA Fund Investor Shares                  101,612,023        1,063,878
                                                                     -----------
                                                                       2,133,921
                                                                     -----------
SHORT-TERM BOND FUND (12.1%)
Vanguard Short-Term Corporate Fund Investor Shares   97,135,370        1,048,091
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (Cost $7,370,341)                                                   8,653,299
================================================================================

--------------------------------------------------------------------------------
                                                           FACE           MARKET
                                                         AMOUNT           VALUE*
STAR FUND                                                 (000)            (000)
================================================================================
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government Obligations in a
  Pooled Cash Account
  1.07%, 11/3/2003
  (Cost $18,167)                                        $18,167           18,167
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $7,388,508)                                                    8,671,466
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                              17,937
Liabilities                                                             (18,080)
                                                                      ----------
                                                                           (143)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
  Applicable to 520,099,300 outstanding $.001 par value
  shares of beneficial interest
  (unlimited authorization)                                            8,671,323
================================================================================

NET ASSET VALUE PER SHARE                                                 $16.67
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                         AMOUNT              PER
                                                          (000)            SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $7,389,519           $14.20
Undistributed Net Investment Income                      55,192              .11
Accumulated Net Realized Losses                        (56,346)            (.11)
Unrealized Appreciation                               1,282,958             2.47
--------------------------------------------------------------------------------
NET ASSETS                                           $8,671,323           $16.67
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                       STAR FUND
                                                     YEAR ENDED OCTOBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Income Distributions Received                                       $ 199,709
  Interest                                                                  196
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                                           199,905
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received*                                    1,703
  Investment Securities Sold                                            (48,395)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (46,692)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENT SECURITIES                                            1,206,755
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $1,359,968
================================================================================
*Includes short-term gain distributions of $1,703,000 that are treated as ordinary income for tax purposes.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                                                   STAR FUND
                                                                ----------------
                                                          YEAR ENDED OCTOBER 31,
                                                             2003          2002
                                                            (000)        (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Net Investment Income                                $ 199,905     $ 242,923
  Realized Net Gain (Loss)                               (46,692)       (1,024)
  Change in Unrealized Appreciation (Depreciation)     1,206,755      (768,331)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                            1,359,968      (526,432)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                 (210,707)     (249,806)
  Realized Capital Gain*                                      --        (7,404)
--------------------------------------------------------------------------------
    Total Distributions                                 (210,707)     (257,210)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS 1
  Issued                                                 815,764       829,839
  Issued in Lieu of Cash Distributions                   204,236       249,706
  Redeemed                                              (722,855)     (921,447)
--------------------------------------------------------------------------------
Net Increase (Decrease) from Capital Share Transactions  297,145       158,098
--------------------------------------------------------------------------------
Total Increase (Decrease)                              1,446,406      (625,544)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  7,224,917     7,850,461
--------------------------------------------------------------------------------
  End of Period                                       $8,671,323    $7,224,917
================================================================================
1 Shares Issued (Redeemed)
  Issued                                                  53,285        52,263
  Issues in Lieu of Cash Distributions                    13,701        15,698
  Redeemed                                               (48,425)      (59,546)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Shares Outstanding         18,561         8,415
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions totaling $0 and $7,404,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

--------------------------------------------------------------------------------------------------------
STAR FUND
--------------------------------------------------------------------------------------------------------
                                                     YEAR ENDED    JAN. 1, TO           YEAR ENDED
                                                    OCTOBER 31,      OCT. 31,           DECEMBER 31,
--------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003     2002       2001*     2000     1999     1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $14.41   $15.92      $17.81   $18.21   $17.96   $17.38
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                              .40     .480         .41      .65      .60      .58
  Capital Gain Distributions Received                 --     .181          --     1.07     1.13      .86
  Net Realized and Unrealized Gain (Loss)
    on Investments                                  2.28  (1.656)      (1.19)      .17    (.47)      .70
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations                  2.68   (.995)       (.78)     1.89     1.26     2.14
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.42)   (.500)       (.26)    (.64)    (.61)    (.58)
  Distributions from Realized Capital Gains           --   (.015)       (.85)   (1.65)    (.40)    (.98)
--------------------------------------------------------------------------------------------------------
  Total Distributions                              (.42)   (.515)      (1.11)   (2.29)   (1.01)   (1.56)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $16.67   $14.41      $15.92   $17.81   $18.21   $17.96
========================================================================================================
Total Return                                      18.96%   -6.53%      -4.47%   10.96%    7.13%   12.38%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)            $8,671   $7,225      $7,850   $8,119   $8,087   $8,083
  Ratio of Total Expenses to
    Average Net Assets--Note B                      0%**       0%          0%       0%       0%       0%
  Ratio of Net Investment Income to
    Average Net Assets                             2.60%    3.07%      2.91%t    3.57%    3.21%    3.18%
  Portfolio Turnover Rate                            15%      12%          6%      17%      10%      16%
========================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31, effective October 31, 2001.
**The average weighted expense ratio of the underlying funds was 0.43%.
t Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization value U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

2. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.   DISTRIBUTIONS:   Distributions   to   shareholders   are  recorded  on  the
     ex-dividend date.

5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The special service agreement provides that Vanguard will reimburse the fund's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended October 31, 2003, were reimbursed by Vanguard. The fund's trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2003, the fund had $56,766,000 of ordinary income available for distribution. The fund had available realized losses of $57,920,000 to offset future net capital gains of $9,525,000 through October 31, 2010, and $48,395,000 through October 31, 2011.

At October 31, 2003, net unrealized appreciation of investment securities for tax purposes was $1,282,958,000, consisting of unrealized gains of $1,359,510,000 on securities that had risen in value since their purchase and $76,552,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended October 31, 2003, the fund purchased $1,441,514,000 of investment securities and sold $1,161,797,000 of investment securities other than temporary cash investments. report of independent auditors

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard STAR Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 8, 2003



--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION

(UNAUDITED) FOR VANGUARD STAR FUND

This information for the fiscal year ended October 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 23.5% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund intends to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the fund will be provided to individual shareholders on their 2003 Form 1099-DIV. investing is fast, easy, and secure on vanguard.com

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & Advice and RESEARCH FUNDS & STOCKS sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.

* Find out how much to save for retirement and your children's college education-- by using our planning tools.

* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.

* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.

* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

* See what you own (at Vanguard and elsewhere) and how your investments are doing.

*    Elect  to  receive  online  statements,   fund  reports  (like  this  one),
     prospectuses, and tax forms.

*    Analyze your portfolio's holdings and performance.

* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.

* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what  Vanguard.com  can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (112)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (112)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (112)                Chairman (JanuarySeptember 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (112)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (110)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (112)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (112)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (112)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (112)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

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[THE VANGUARD GROUP(R) LOGO]
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Valley Forge, PA 19482-2600


Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. The guidelines are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
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(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q560 122003

Vanguard(R) LifeStrategy(R) Funds
October 31, 2003



Annual Report
[Cover Art]

The Vanguard Group(R)

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).
--------------------------------------------------------------------------------
CONTENTS

1    letter from the chairman
7    fund profiles
11   glossary of investment terms
12   performance summaries
16   your fund's after-tax returns
17   about your fund's expenses
18   financial statements
35   advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* Returns for the Vanguard LifeStrategy Funds ranged from 9.9% to 22.1% for the fiscal year ended October 31, 2003.
* A strong rebound in the stock market that began in March bolstered the returns of the funds' underlying stock funds.
* Interest rates, which fell for the first eight months of the fiscal year, rose over the final four months, muting some of the gains of the funds' underlying bond funds.

--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

Aided by strong stock market gains resulting from the end of major military conflict in Iraq and an increasingly optimistic outlook for U.S. economic growth, the four Vanguard LifeStrategy Funds delivered excellent results for the 2003 fiscal year.
[PHOTOS--John J. Brennan]

Because each of the funds had a larger-than-usual allocation to stocks, their returns outpaced those of their respective composite indexes (which are weighted to reflect the target asset allocation of each fund) by margins of more than 1 percentage point. The funds' unusually high allocation to stocks was a result of the management decisions of Vanguard(R) Asset Allocation Fund, a holding in all four portfolios. As expected in periods when stocks perform well, the fund with the largest commitment of assets to stocks (the Growth Fund) recorded the biggest gain, while the fund with the lowest equity stake (the Income Fund) had the lowest return.

-----------------------------------------------------------
2003 Total Returns                        Fiscal Year Ended
                                                 October 31
-----------------------------------------------------------
VANGUARD LIFESTRATEGY INCOME FUND                      9.9%
   Income Composite Index*                             8.2
-----------------------------------------------------------
VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND        14.0%
   Conservative Growth Composite Index*               12.2
-----------------------------------------------------------
VANGUARD LIFESTRATEGY MODERATE GROWTH FUND            18.1%
   Moderate Growth Composite Index*                   16.9
-----------------------------------------------------------
VANGUARD LIFESTRATEGY GROWTH FUND                     22.1%
   Growth Composite Index*                            20.9
-----------------------------------------------------------
*Total returns for the composite indexes are derived by applying the funds' target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term reserves, the Lehman 1-3 Year U.S. Index.

The table above presents the total returns (capital change plus reinvested dividends) for all four funds and their composite indexes. The table on page 6 shows the funds' starting and ending net asset values, dividend distributions, and 30-day SEC yields as of October 31. If you own a LifeStrategy Fund in a taxable account, you may wish to review the funds' after-tax returns on page 16.

STOCKS STAGED A REMARKABLE TURNAROUND

Weak economic data and the prospect of war with Iraq helped depress U.S. stock prices early in the fiscal year, but the outbreak of fighting in mid-March had a cathartic effect. The U.S. military's quick advance, combined with rosier reports on the nation's economy and corporate earnings, helped launch a surprisingly strong and sustained rally.

----------------------------------------------------------------------
MARKET BAROMETER                          AVERAGE ANNUAL TOTAL RETURNS
                                        PERIODS ENDED OCTOBER 31, 2003
                                        ------------------------------
                                           ONE         THREE      FIVE
                                          YEAR         YEARS     YEARS
----------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-cap            22.3%         -8.2%      1.1%
Russell 2000 Index (Small-caps)          43.4           3.4       8.3
Wilshire 5000 Index (Entire market)      24.4          -7.1       1.7
MSCI All Country World Index Free
   ex USA (International)                30.4          -4.4       1.4
----------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index               4.9%          8.4%      6.5%
   (Broad taxable market)
Lehman Municipal Bond Index               5.1           7.1       5.6
Citigroup 3-Month Treasury Bill Index     1.2           2.6       3.6
======================================================================
CPI
Consumer Price Index                      2.0%          2.1%      2.4%
----------------------------------------------------------------------

For the full 12 months, the broad U.S. market, as measured by the Wilshire 5000 Total Market Index, returned 24.4%. Gains were sub-stantially similar overall for growth and value stocks (i.e., stocks that sport a premium price for their earnings-growth potential versus those with bargain-basement price tags relative to earnings, book value, or other measures), but there was a wide divide between stocks of small and large companies. The 43.4% return of the small-capitalization Russell 2000 Index was nearly double the result of the large- and mid-cap Russell 1000 Index. The gains were equally impressive overseas, particularly in emerging markets and the Pacific Rim nations. In the aggregate, international markets outpaced the U.S. market during the 12 months. For U.S.-based investors, the results from abroad were boosted by a weakening of the dollar against most major currencies.

"JUNK" BOND RETURNS RIVALED THE GAINS OF STOCKS

In the bond market, higher risk correlated with higher returns during the fiscal year, with below-investment-grade bonds posting results that outpaced those of the equity markets. The Lehman Brothers High Yield Bond Index surged 33.8%. Meanwhile, U.S. Treasury securities--considered to be risk-free--posted returns in the low single digits, with interest income offsetting a decline in prices.

As bond prices fell, yields rose. At the fiscal year-end, the yield of the 10-year Treasury note stood at 4.29%, 40 basis points (0.40 percentage point) higher than at the start of the period.

The pattern was different among debt securities with the shortest maturities, which are influenced more strongly by the Federal Reserve Board's interest rate moves than by market forces. During the fiscal year, the Fed slashed its target federal funds rate by 75 basis points to 1.00%, the lowest level since 1958. The yield of the 3-month Treasury bill, a fair proxy for money market interest rates, fell by 50 basis points to end the period at 0.95%.

STOCK MARKET GAINS LED THE FUNDS TO SOLID PERFORMANCES

The resurgence of domestic and international stocks benefited the LifeStrategy Funds to varying degrees. As you know, the LifeStrategy Funds are "funds of funds" that invest in other Vanguard mutual funds--primarily index funds that mirror the broad U.S. and international stock markets and the U.S. bond market--in varying allocations. The LifeStrategy Growth Fund, with the highest allocation to stocks, provides the least income and greatest potential for long-term growth of capital, but with higher volatility. At the other end of the spectrum, the LifeStrategy Income Fund, with the largest allocation to bonds, provides the greatest level of income and lowest potential for long-term growth of capital, with lower volatility.

The returns of the LifeStrategy Funds' underlying funds in the fiscal year ranged from 4.9% for VANGUARD(R) TOTAL BOND MARKET INDEX FUND to 28.9% for VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND. All LifeStrategy Funds own shares of the Total Bond Market Index Fund, with weightings ranging from roughly 50% in the Income Fund to 10%

--------------------------------------------------------------------------------
TARGET AND ACTUAL ASSET ALLOCATIONS           PERCENTAGES AS OF OCTOBER 31, 2003
                                                                   SHORT-TERM
                                       STOCKS*         BONDS        RESERVES
LIFESTRATEGY FUND                  TARGET  ACTUAL TARGET  ACTUAL  TARGET  ACTUAL
--------------------------------------------------------------------------------
Income                                20%     28%    60%     52%     20%     20%
Conservative Growth                   40      48      40     32      20      20
Moderate Growth                       60      68      40     32       0       0
Growth                                80      88      20     12       0       0
--------------------------------------------------------------------------------
*Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0%, 5%, 10%, and 15% of assets, respectively.

in the Growth Fund. Three of the four funds own shares of the Total International Stock Index Fund; it accounted for roughly 15% of assets in the Growth Fund and smaller percentages of the Moderate Growth and Conservative Growth Funds.

----------------------------------------------------------------
TOTAL RETURNS                                  FISCAL YEAR ENDED
                                                OCTOBER 31, 2003
----------------------------------------------------------------
                             VANGUARD    MUTUAL FUND
LIFESTRATEGY FUND                 FUND      AVERAGE*  DIFFERENCE
----------------------------------------------------------------
Income                            9.9%         10.1%       -0.2%
Conservative Growth              14.0          13.5         0.5
Moderate Growth                  18.1          18.6        -0.5
Growth                           22.1          22.0         0.1
----------------------------------------------------------------
*Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc.

Two of the other underlying funds in the LifeStrategy portfolios--VANGUARD(R) TOTAL STOCK MARKET INDEX FUND AND VANGUARD ASSET ALLOCATION FUND--offered excellent results for the period. The Total Stock Market Index Fund, whose weighting ranges from about 5% in the LifeStrategy Income Fund to about 50% in the LifeStrategy Growth Fund, returned 24.2%, closely tracking the Wilshire 5000 Index's 24.4% return. The Asset Allocation Fund, which represents about 25% of assets in all four funds, gained 21% for the year, effectively contributing 5.25 percentage points to the returns of all four funds. This fund can shift its asset mix among stocks, bonds, or cash investments based upon the advisor's ongoing assessment of the relative attractiveness of each asset class. The fund began the fiscal year with 100% of its assets in stocks and--after a few minor allocation shifts between stocks and bonds during the period--ended at 90% in stocks and 10% in bonds.

The LifeStrategy Funds' underlying fixed income funds--VANGUARD(R) SHORT-TERM CORPORATE FUND And the Total Bond Market Index Fund--delivered more modest returns. For the fiscal year, the Short-Term Corporate Fund returned 5.2% and the Total Bond Market Index, as noted earlier, returned 4.9%.

Each of the funds delivered a respectable return when compared with that of its average mutual fund peer. As the table above shows, two funds posted slightly higher returns for the year relative to their composite peer-group averages, while two posted slightly lower results.

SINCE THEIR INCEPTION, THE LIFESTRATEGY FUNDS HAVE
BESTED THEIR AVERAGE PEERS

Over the nine-year history of the LifeStrategy Funds, each has outshone its average mutual fund peer. That superiority has added substantial value to the accounts of our shareholders. For example, as the table at left shows, a hypothetical $10,000 investment in the LifeStrategy Growth Fund on its inception date would have grown to $22,842 by October 31, an advantage of some $2,500 over the composite peer-fund average. The funds have also outperformed their composite indexes, based in each case on the returns of the indexes that correspond to the respective fund's target asset allocation.

----------------------------------------------------------
TOTAL RETURNS                 SEPTEMBER 30, 1994,* THROUGH
                                          OCTOBER 31, 2003
                              ----------------------------
                               AVERAGE      FINAL VALUE OF
                                ANNUAL           A $10,000
                                RETURN  INITIAL INVESTMENT
----------------------------------------------------------
LifeStrategy Income Fund          8.8%             $21,497
Income Composite Index            8.1               20,216
Income Composite Average          6.7               17,964
----------------------------------------------------------
LifeStrategy Conservative
   Growth Fund                    9.1%             $22,015
Conservative Growth
   Composite Index                8.4               20,751
Conservative Growth
   Composite Average              7.1               18,649
----------------------------------------------------------
LifeStrategy Moderate
   Growth Fund                    9.4%             $22,701
Moderate Growth
   Composite Index                9.3               22,427
Moderate Growth
   Composite Average              7.9               19,940
----------------------------------------------------------
LifeStrategy Growth Fund          9.5%             $22,842
Growth Composite Index            9.4               22,587
Growth Composite Average          8.1               20,327
----------------------------------------------------------
*The funds' inception date.

Vanguard, a longtime proponent of low-cost index investing and a leader in the development of "funds of funds," first combined these two investment approaches in the LifeStrategy Funds. Based on their impressive track records so far, we are very pleased with the results.

THE DEPTH OF OUR COMMITMENT TO OUR SHAREHOLDERS

As the recent years of tumult in the stock market have shown, the greatest certainty in investing is uncertainty. Because no one has yet been able to consistently and accurately predict the future movements of the financial markets, Vanguard continues to stress the importance of forging a sound investment plan and sticking to it through good times and bad.

Our use of low-cost underlying funds has enabled the LifeStrategy Funds to establish themselves as competitive choices for value-conscious, balanced-fund investors. Any one of these funds can serve as a well-rounded single-fund portfolio, or can be supplemented with actively managed or index funds emphasizing different bond or stock market segments as you see fit.

In light of the shocking allegations about market-timing and late trading at some investment management firms, I feel compelled to close this letter with an assurance that Vanguard has policies and procedures in place to identify and deter such behavior. In addition, I have great confidence in the ethics, integrity, and character of the Vanguard crew--values that receive strong institutional support from our client-owned corporate structure, which channels all our efforts into the creation of wealth for our shareholders.

Thank you for your continuing confidence in Vanguard.

Sincerely,

/s/ John J. Brennan

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
NOVEMBER 11, 2003


--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE            OCTOBER 31, 2002-OCTOBER 31, 2003

                                                DISTRIBUTIONS PER SHARE
                                                -----------------------
                          STARTING       ENDING      INCOME  CAPITAL         SEC
LIFESTRATEGY FUND      SHARE PRICE  SHARE PRICE   DIVIDENDS    GAINS      YIELD*
--------------------------------------------------------------------------------
Income                          $12.28   $13.03      $0.450    $0.00        3.46
Conservative Growth              12.81    14.17       0.400     0.00        2.79
Moderate Growth                  13.96    16.06       0.375     0.00        2.31
Growth                           14.45    17.32       0.280     0.00        1.65
--------------------------------------------------------------------------------
*30-day advertised yield net of expenses at month-end.

FUND PROFILES

AS OF 10/31/2003

These Profiles provide snapshots of each fund's characteristics, along with the fund's allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 11.

LIFESTRATEGY INCOME FUND
---------------------------------------
FINANCIAL ATTRIBUTES

Yield                              3.5%
Expense Ratio                        0%
Average Weighted Expense Ratio*   0.27%
---------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap   Large
Style        Blend
-----------------------
---------------------------------------
VOLATILITY MEASURES
                                  BROAD
                        FUND    INDEX**
---------------------------------------
R-Squared               0.04       1.00
Beta                    0.20       1.00
---------------------------------------

-------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Bond Market Index Fund       49.8%
Vanguard Asset Allocation Fund              25.3
Vanguard Short-Term Corporate Fund          19.8
Vanguard Total Stock Market Index Fund       5.1
-------------------------------------------------
Total                                      100.0%
-------------------------------------------------

---------------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality          Treasury-Agency
Average Maturity                 Medium
---------------------------------------

--------------------------------
FUND ASSET ALLOCATION

Short-Term Reserves          20%
Stocks                       28%
Bonds                        52%
--------------------------------

*For underlying funds; annualized.
**Lehman Aggregate Bond Index.

                                             Visit our  website at  Vanguard.com
                                     for  regularly  updated  fund  information.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
---------------------------------------
FINANCIAL ATTRIBUTES

Yield                              2.8%
Expense Ratio                        0%
Average Weighted Expense Ratio*   0.28%
---------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap   Large
Style        Blend
-----------------------
---------------------------------------
VOLATILITY MEASURES
                                  BROAD
                        FUND    INDEX**
---------------------------------------
R-Squared               0.91       1.00
Beta                    0.39       1.00
---------------------------------------

--------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Bond Market Index Fund        29.9%
Vanguard Asset Allocation Fund               25.2
Vanguard Total Stock Market Index Fund       20.1
Vanguard Short-Term Corporate Fund           19.6
Vanguard Total International Stock Index Fund 5.2
--------------------------------------------------
Total                                       100.0%
--------------------------------------------------

---------------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality          Treasury-Agency
Average Maturity                 Medium
---------------------------------------

--------------------------------
FUND ASSET ALLOCATION

Short-Term Reserves          20%
Stocks                       48%
Bonds                        32%
--------------------------------

*For underlying funds; annualized.
**Wilshire 5000 Index.

LIFESTRATEGY MODERATE GROWTH FUND
---------------------------------------
FINANCIAL ATTRIBUTES

Yield                              2.3%
Expense Ratio                        0%
Average Weighted Expense Ratio*   0.28%
---------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap   Large
Style        Blend
-----------------------
---------------------------------------
VOLATILITY MEASURES
                                  BROAD
                        FUND    INDEX**
---------------------------------------
R-Squared               0.96       1.00
Beta                    0.60       1.00
---------------------------------------

----------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Stock Market Index Fund         35.2%
Vanguard Total Bond Market Index Fund          29.8
Vanguard Asset Allocation Fund                 25.0
Vanguard Total International Stock Index Fund  10.0
----------------------------------------------------
Total                                         100.0%
----------------------------------------------------

---------------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality          Treasury-Agency
Average Maturity                 Medium
---------------------------------------

--------------------------------
FUND ASSET ALLOCATION

Stocks                       68%
Bonds                        32%
--------------------------------

*For underlying funds; annualized.
**Wilshire 5000 Index.
                                             Visit our  website at  Vanguard.com
                                     for  regularly  updated  fund  information.

LIFESTRATEGY GROWTH FUND
---------------------------------------
FINANCIAL ATTRIBUTES

Yield                              1.7%
Expense Ratio                        0%
Average Weighted Expense Ratio*   0.28%
---------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap   Large
Style        Blend
-----------------------
---------------------------------------
VOLATILITY MEASURES
                                  BROAD
                        FUND    INDEX**
---------------------------------------
R-Squared               0.98       1.00
Beta                    0.80       1.00
---------------------------------------

---------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Stock Market Index Fund        50.0%
Vanguard Asset Allocation Fund                25.1
Vanguard Total International Stock Index Fund 15.0
Vanguard Total Bond Market Index Fund          9.9

---------------------------------------------------
Total                                       100.0%
---------------------------------------------------

---------------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality          Treasury-Agency
Average Maturity                 Medium
---------------------------------------

--------------------------------
FUND ASSET ALLOCATION

Stocks                       88%
Bonds                        12%
--------------------------------

*For underlying funds; annualized.
**Wilshire 5000 Index.
                                             Visit our  website at  Vanguard.com
                                     for  regularly  updated  fund  information.

GLOSSERY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

AS OF 10/31/2003

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


LIFESTRATEGY INCOME FUND
-----------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2003
[Wave Chart]

-----------------------------------------------------------------
FISCAL QUARTER   LIFESTRATEGY      INCOME      INCOME      LEHMAN
           END    INCOME FUND   COMPOSITE   COMPOSITE   AGGREGATE
                                  AVERAGE       INDEX  BOND INDEX
-----------------------------------------------------------------
September  1994         10000       10000       10000       10000
October    1994          1994       10000       10025       10035
January    1995         10223       10086       10206       10236
April      1995         10792       10524       10697       10691
August     1995         11458       11028       11245       11162
October    1995         11894       11287       11599       11554
January    1996         12484       11690       12083       11971
April      1996         12290       11750       12024       11616
August     1996         12377       11742       12073       11780
October    1996         13049       12238       12626       12230
January    1996         13461       12591       13015       12362
April      9970         13578       12568       13092       12439
August     1997         14630       13452       14033       13048
October    1997         14807       13626       14207       13318
January    1998         15373       13920       14644       13687
April      1998         15911       14391       15150       13796
August     1998         16207       14416       15330       14074
October    1998         16608       14352       15628       14561
January    1999         17396       15013       16333       14792
April      1999         17437       15161       16442       14661
August     1999         17203       15142       16312       14425
October    1999         17484       15251       16588       14639
January    2000         17538       15593       16772       14519
April      2000         18003       15953       17141       14846
August     2000         18413       16189       17453       15285
October    2000         18798       16399       17808       15707
January    2001         19437       16764       18256       16526
April      2001         19207       16554       18111       16684
August     2001         19670       16702       18414       17225
October    2001         19709       16515       18467       17994
January    2002         19892       16777       18658       17776
April      2002         19846       16847       18717       17992
August     2002         19343       16231       18453       18523
October    2002         19552       16310       18716       19053
January    2003         19726       16557       18891       19458
April      2003         20471       17081       19435       19875
August     2003         20808       17398       19630       19526
October    2003         21497       17964       20216       19988
-----------------------------------------------------------------

                                AVERAGE ANNUAL TOTAL RETURNS
                               PERIODS ENDED OCTOBER 31, 2003
                               ------------------------------  FINAL VALUE
                                     ONE       FIVE     SINCE OF A $10,000
                                    YEAR      YEARS INCEPTION   INVESTMENT
--------------------------------------------------------------------------
LifeStrategy Income Fund           9.95%      5.30%     8.79%      $21,497
Lehman Aggregate Bond Index        4.91       6.54      7.92        19,988
Income Composite Index*            8.17       5.31      8.06        20,216
Income Composite Average**        10.14       4.59      6.66        17,964
--------------------------------------------------------------------------


-----------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2003
-----------------------------------------------------------------
LIFESTRATEGY INCOME FUND                                   INCOME
                                                        COMPOSITE
                                                           INDEX*
FISCAL             CAPITAL        INCOME      TOTAL         TOTAL
  YEAR              RETURN        RETURN     RETURN        RETURN
-----------------------------------------------------------------
  1994                0.0%          0.0%       0.0%          0.4%
  1995               13.9           5.0       18.9          15.6
  1996                4.2           5.5        9.7           8.9
  1997                7.6           5.9       13.5          12.5
  1998                6.8           5.4       12.2          10.0
-----------------------------------------------------------------

-----------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2003
-----------------------------------------------------------------
LIFESTRATEGY INCOME FUND                                   INCOME
                                                        COMPOSITE
                                                           INDEX*
FISCAL             CAPITAL        INCOME      TOTAL         TOTAL
  YEAR              RETURN        RETURN     RETURN        RETURN
-----------------------------------------------------------------
  1999                0.1%         5.2%        5.3%          6.1%
  2000                1.7          5.8         7.5           7.4
  2001               -0.7          5.5         4.8           3.7
  2002               -5.3          4.5        -0.8           1.3
  2003                6.1          3.8         9.9           8.2
-----------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                          Since Inception
                                          One    Five -----------------------
                      Inception Date     Year   Years Capital  Income   Total
-----------------------------------------------------------------------------
LifeStrategy Income Fund   9/30/1994   11.38%   5.44%   3.59%   5.18%   8.77%
-----------------------------------------------------------------------------
*60% Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Lehman 1-3 Year U.S. Credit Index.
**A composite fund average weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 28 for dividend and capital gains information.

LIFESTRATEGY CONSERVATIVE GROWTH FUND

-----------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2003
[Wave Chart]

-----------------------------------------------------------------------------
                                                   CONSERVATIVE  CONSERVATIVE
                 LIFESTRATEGY     LEHMAN                 GROWTH        GROWTH
FISCAL QUARTER   CONSERVATIVE  AGGERGATE  WILSHIRE    COMPOSITE     COMPOSITE
           END    GROWTH FUND BOND INDEX 500 INDEX        INDEX       AVERAGE
-----------------------------------------------------------------------------
September 1994          10000      10000     10000        10000         10000
October   1994          10060      10057     10078        10163          9991
January   1995          10182      10006     10156        10137         10236
April     1995          10831      10525     10747        11088         10691
August    1995          11566      11171     11398        12316         11162
October   1995          11948      11388     11715        12781         11554
January   1996          12649      11870     12316        13903         11971
April     1996          12671      12146     12462        14654         11616
August    1996          12626      11995     12383        14125         11780
October   1996          13400      12608     13056        15568         12230
January   1997          14019      13129     13640        17290         12362
April     1997          14133      13032     13716        17238         12439
August    1997          15611      14327     15081        20792         13048
October   1997          15599      14399     15100        20486         13318
January   1998          16260      14698     15645        21664         13687
April     1998          17231      15555     16567        24694         13796
August    1998          17436      15429     16672        24335         14074
October   1998          17634      15125     16768        23516         14561
January   1999          18920      16176     17973        27574         14792
April     1999          19201      16463     18311        28923         14661
August    1999          19025      16588     18230        28800         14425
October   1999          19402      16748     18605        29553         14639
January   2000          19748      17494     19083        31498         14519
April     2000          20286      18033     19508        32339         14846
August    2000          20557      18205     19683        31921         15285
October   2000          20816      18391     19916        31947         15707
January   2001          21142      18548     20067        30404         16526
April     2001          20547      18013     19541        27779         16684
August    2001          20719      17934     19580        27131         17225
October   2001          20139      17217     18996        23789         17994
January   2002          20617      17729     19461        25745         17776
April     2002          20513      17776     19463        25034         17992
August    2002          19337      16537     18489        21144         18523
October   2002          19313      16433     18529        20599         19053
January   2003          19309      16502     18533        20111         19458
April     2003          20213      17124     19249        21633         19875
August    2003          21054      17850     19909        23855         19526
October   2003          22015      18649     20751        25633         19988
-----------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                     ------------------------------  FINAL VALUE
                                           ONE       FIVE     SINCE OF A $10,000
                                          YEAR      YEARS INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Conservative Growth Fund   13.99%      4.54%     9.07%      $22,015
Lehman Aggregate Bond Index              4.91       6.54      7.92        19,988
Wilshire 5000 Index                     24.44       1.74     10.92        25,633
Conservative Growth Composite Index*    12.16       4.38      8.37        20,751
Conservative Growth Composite Average** 13.49       4.28      7.10        18,649
--------------------------------------------------------------------------------

-----------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2003
-----------------------------------------------------------------
                 LIFESTRATEGY CONSERVATIVE           CONSERVATIVE
                        GROWTH FUND                        GROWTH
                                                        COMPOSITE
                                                           INDEX*
FISCAL             CAPITAL        INCOME      TOTAL         TOTAL
  YEAR              RETURN        RETURN     RETURN        RETURN
-----------------------------------------------------------------
  1994                0.6%          0.0%       0.6%          0.8%
  1995               14.4           4.4       18.8          16.2
  1996                7.2           4.9       12.1          11.4
  1997               11.5           4.9       16.4          15.7
  1998                8.5           4.5       13.0          11.0
  1999                5.5           4.5       10.0          11.0
  2000                2.5           4.8        7.3           7.0
  2001               -7.6           4.3       -3.3          -4.6
  2002               -7.7           3.6       -4.1          -2.5
  2003               10.6           3.4       14.0          12.2
-----------------------------------------------------------------

-----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.


                                                          Since Inception
                                          One    Five -----------------------
                      Inception Date     Year   Years Capital  Income   Total
-----------------------------------------------------------------------------
LifeStrategy Conservative
   Growth Fund             9/30/1994   15.57%   4.73%   4.53%   4.36%   8.89%
-----------------------------------------------------------------------------
*40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Lehman 1-3 Year U.S. Credit Index, and 5% MSCI EAFE Index.
**A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 29 for dividend and capital gains information.

LIFESTRATEGY MODERATE GROWTH FUND
-----------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2003
[Wave Chart]

-----------------------------------------------------------------------------
                                                         MODERATE    MODERATE
FISCAL QUARTER   LIFESTRATEGY    WILSHIRE      LEHMAN      GROWTH      GROWTH
           END       MODERATE        5000   AGGREGATE   COMPOSITE   COMPOSITE
                  GROWTH FUND       INDEX        BOND       INDEX    AVERGAGE
-----------------------------------------------------------------------------
September 1994          10000      10000     10000        10000         10000
October   1994          10040      10079     10111        10163          9991
January   1995          10081       9918     10117        10137         10236
April     1995          10857      10568     10871        11088         10691
August    1995          11736      11410     11698        12316         11162
October   1995          12103      11621     12030        12781         11554
January   1996          12946      12238     12818        13903         11971
April     1996          13114      12668     13075        14654         11616
August    1996          12942      12362     12862        14125         11780
October   1996          13868      13161     13736        15568         12230
January   1997          14684      13877     14535        17290         12362
April     1997          14783      13679     14590        17238         12439
August    1997          16803      15538     16566        20792         13048
October   1997          16591      15505     16423        20486         13318
January   1998          17382      15852     17152        21664         13687
April     1998          18841      17161     18571        24694         13796
August    1998          18956      16863     18613        24335         14074
October   1998          18968      16233     18525        23516         14561
January   1999          20850      17784     20378        27574         14792
April     1999          21347      18202     20922        28923         14661
August    1999          21168      18407     20785        28800         14425
October   1999          21671      18605     21299        29553         14639
January   2000          22300      19794     22062        31498         14519
April     2000          22974      20547     22590        32339         14846
August    2000          23101      20654     22649        31921         15285
October   2000          23230      20782     22777        31947         15707
January   2001          23255      20781     22707        30404         16526
April     2001          22104      19790     21676        27779         16684
August    2001          21998      19491     21497        27131         17225
October   2001          20742      18210     20307        23789         17994
January   2002          21486      18976     21019        25745         17776
April     2002          21350      19027     20989        25034         17992
August    2002          19434      17069     19298        21144         18523
October   2002          19228      16814     19191        20599         19053
January   2003          19051      16795     19083        20111         19458
April     2003          20143      17626     20078        21633         19875
August    2003          21387      18769     21173        23855         19526
October   2003          22701      19940     22427        25633         19988
-----------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                     ------------------------------  FINAL VALUE
                                           ONE       FIVE     SINCE OF A $10,000
                                          YEAR      YEARS INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Moderate Growth Fund       18.06%      3.66%     9.44%      $22,701
Wilshire 5000 Index                     24.44       1.74     10.92        25,633
Lehman Aggregate Bond Index              4.91       6.54      7.92        19,988
Moderate Growth Composite Index*        16.86       3.89      9.30        22,427
Moderate Growth Composite Average**     18.59       4.20      7.89        19,940
--------------------------------------------------------------------------------

-----------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2003
-----------------------------------------------------------------
                 LIFESTRATEGY MODERATE                   MODERATE
                        GROWTH FUND                        GROWTH
                                                        COMPOSITE
                                                           INDEX*
FISCAL             CAPITAL        INCOME      TOTAL         TOTAL
  YEAR              RETURN        RETURN     RETURN        RETURN
-----------------------------------------------------------------
  1994                0.4%          0.0%       0.4%          1.1%
  1995               17.5           3.1       20.6          19.0
  1996               10.9           3.7       14.6          14.2
  1997               15.7           3.9       19.6          19.6
  1998               10.8           3.5       14.3          12.8
  1999               10.7           3.6       14.3          15.0
  2000                3.8           3.4        7.2           6.9
  2001              -13.7           3.0      -10.7         -10.9
  2002              -10.1           2.8       -7.3          -5.5
  2003               15.0           3.1       18.1          16.9
-----------------------------------------------------------------

-----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.



                                                          Since Inception
                                          One    Five -----------------------
                      Inception Date     Year   Years Capital  Income   Total
-----------------------------------------------------------------------------
LifeStrategy Moderate
   Growth Fund             9/30/1994   20.05%   3.95%   5.79%   3.32%   9.11%
-----------------------------------------------------------------------------
*50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index.
**A composite fund average weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 30 for dividend and capital gains information. lifestrategy growth fund

LIFESTRATEGY GROWTH FUND
---------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2003
[Wave Chart]

---------------------------------------------------------------
                                WILSHIRE    GROWTH       GROWTH
FISCAL QAURTER   LIFESTRATEGY       5000 COMPOSITE    COMPOSITE
           END    GROWTH FUND      INDEX     INDEX     AVERGAGE
---------------------------------------------------------------
September 1994         10000       10000     10000        10000
October   1994          10168      10111     10154        10163
January   1995          10121       9838     10066        10137
April     1995          10976      10567     10919        11088
August    1995          11925      11553     11852        12316
October   1995          12230      11719     12143        12781
January   1996          13182      12419     13057        13903
April     1996          13590      13085     13540        14654
August    1996          13273      12614     13180        14125
October   1996          14316      13541     14188        15568
January   1997          15369      14451     15211        17290
April     1997          15456      14163     15263        17238
August    1997          18001      16515     17768        20792
October   1997          17540      16342     17412        20486
January   1998          18456      16695     18278        21664
April     1998          20467      18492     20246        24694
August    1998          20455      17989     20179        24335
October   1998          20134      17003     19755        23516
January   1999          22671      19037     22277        27574
April     1999          23506      19630     23139        28923
August    1999          23391      20022     23064        28800
October   1999          24032      20284     23712        29553
January   2000          25088      22026     24897        31498
April     2000          25843      23025     25490        32339
August    2000          25756      23020     25319        31921
October   2000          25670      23089     25240        31947
January   2001          25238      22761     24709        30404
April     2001          23516      21281     23112        27779
August    2001          23024      20680     22585        27131
October   2001          20996      18734     20613        23789
January   2002          22069      19779     21624        25745
April     2002          21850      19795     21517        25034
August    2002          19183      17127     19039        21144
October   2002          18704      16665     18678        20599
January   2003          18363      16457     18392        20111
April     2003          19582      17366     19526        21633
August    2003          21273      18918     21077        23855
October   2003          22842      20327     22587        25633
---------------------------------------------------------------


                                      AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED OCTOBER 31, 2003
                                     ------------------------------  FINAL VALUE
                                           ONE       FIVE     SINCE OF A $10,000
                                          YEAR      YEARS INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
LifeStrategy Growth Fund                22.12%      2.56%     9.52%      $22,842
Wilshire 5000 Index                     24.44       1.74     10.92        25,633
Growth Composite Index*                 20.92       2.71      9.38        22,587
Growth Composite Average**              21.97       3.64      8.12        20,327
--------------------------------------------------------------------------------

-----------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2003
-----------------------------------------------------------------
              LIFESTRATEGY GROWTH FUND                     GROWTH
                                                        COMPOSITE
                                                           INDEX*
FISCAL             CAPITAL        INCOME      TOTAL         TOTAL
  YEAR              RETURN        RETURN     RETURN        RETURN
-----------------------------------------------------------------
  1994                1.7%          0.0%       1.7%          1.5%
  1995               17.5           2.8       20.3          19.6
  1996               14.2           2.9       17.1          16.8
  1997               19.5           3.0       22.5          22.7
  1998               12.2           2.6       14.8          13.5
  1999               16.6           2.8       19.4          20.0
  2000                4.3           2.5        6.8           6.4
  2001              -20.1           1.9      -18.2         -18.4
  2002              -12.7           1.8      -10.9          -9.4
  2003               19.9           2.2       22.1          20.9
-----------------------------------------------------------------

-----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                          Since Inception
                                          One    Five -----------------------
                      Inception Date     Year   Years Capital  Income   Total
-----------------------------------------------------------------------------
LifeStrategy Growth Fund   9/30/1994   24.18%   2.90%   6.56%   2.46%   9.02%
------------------------------------------------------------------------------
*65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index.
**A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 31 for dividend and capital gains information. your fund's after-tax returns

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. However, they do not reflect the reduced rates on "qualified dividend income." (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

---------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                 PERIODS ENDED OCTOBER 31, 2003

                                                                      SINCE
                                           ONE YEAR  FIVE YEARS  INCEPTION*
                                           --------------------------------
LIFESTRATEGY INCOME FUND
   Returns Before Taxes                       9.95%       5.30%       8.79%
   Returns After Taxes on Distributions       8.55        3.17         6.53
   Returns After Taxes on Distributions
      and Sale of Fund Shares                 6.38        3.20         6.20
---------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND
   Returns Before Taxes                      13.99%       4.54%       9.07%
   Returns After Taxes on Distributions      12.76        2.72        7.10
   Returns After Taxes on Distributions
      and Sale of Fund Shares                 8.99        2.76        6.67
---------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND
   Returns Before Taxes                      18.06%       3.66%       9.44%
   Returns After Taxes on Distributions      16.94        2.23        7.87
   Returns After Taxes on Distributions
      and Sale of Fund Shares                11.60        2.26        7.31
---------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND
   Returns  Before Taxes                     22.12%       2.56%       9.52%
   Returns After Taxes on Distributions      21.28        1.50        8.27
   Returns After Taxes on Distributions
      and Sale of Fund Shares                14.26        1.56        7.61
---------------------------------------------------------------------------
*September 30, 1994.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in your fund, using the fund's actual return and expenses for the fiscal year ended October 31, 2003. Note that the LifeStrategy Funds do not incur direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund's average weighted expense ratio. The cost in dollars is calculated by applying the average weighted expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for each fund's peer group, which is derived from data provided by Lipper Inc.

-----------------------------------------------------------------------------
             COST OF $10,000           FUND  AVERAGE WEIGHTED      PEER GROUP
          INVESTMENT IN FUND  EXPENSE RATIO    EXPENSE RATIO* EXPENSE RATIO**
-----------------------------------------------------------------------------
LIFESTRATEGY FUND
   Income Fund           $28          0.00%             0.27%           1.05%
   Conservative Growth    30          0.00              0.28            1.15
   Moderate Growth        31          0.00              0.28            1.26
   Growth Fund            31          0.00              0.28            1.37
-----------------------------------------------------------------------------
*For underlying funds; annualized.
**Peer groups are (from top to bottom) the Income Composite Average, the Conservative Growth Composite Average, the Moderate Growth Composite Average, and the Growth Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate LifeStrategy fund.

For additional information on costs, please refer to the funds' prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

AS OF 10/31/2003

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's NET ASSETS. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or NET ASSET VALUE (NAV) PER SHARE.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
LIFESTRATEGY INCOME FUND                      SHARES      (000)
---------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
---------------------------------------------------------------
STOCK FUND (5.1%)
Vanguard Total Stock Market Index Fund
   Investor Shares                         2,673,847 $   65,884

BALANCED FUND (25.2%)
Vanguard Asset Allocation Fund
   Investor Shares                        15,257,538    329,563

BOND FUND (49.7%)
Vanguard Total Bond Market Index Fund
   Investor Shares                        63,234,517    649,418

SHORT-TERM BOND FUND (19.8%)
Vanguard Short-Term Corporate Fund
   Investor Shares                        23,894,326    257,820
                                                        -------
---------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (COST $1,260,121)                                  1,302,685
---------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
---------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
---------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
    1.07%, 11/3/2003
    (COST $1,123)                             $1,123      1,123
---------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
   (COST $1,261,244)                                  1,303,808
---------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                                          (000)
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
---------------------------------------------------------------
Other Assets                                         $    6,622
Liabilities                                              (4,966)
                                                        -------
                                                          1,656
                                                        -------
---------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------
Applicable to 100,162,375 outstanding $.001 par value shares of
    beneficial interest (unlimited authorization)    $1,305,464
===============================================================

NET ASSET VALUE PER SHARE $13.03
===============================================================
*See Note A in NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
---------------------------------------------------------------
                                              AMOUNT        PER
                                               (000)      SHARE
----------------------------------------------------------------
Paid-in Capital                           $1,261,781     $12.60
Undistributed Net Investment                   4,115        .04
Accumulated Net Realized Losses               (2,996)      (.03)
Unrealized Appreciation                       42,564        .42
----------------------------------------------------------------
NET ASSETS                                $1,305,464     $13.03
================================================================
See Note C in Notes to FINANCIAL STATEMENTS for the tax-basis components of net assets.

---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
LIFESTRATEGY CONSERVATIVE GROWTH FUND         SHARES      (000)
---------------------------------------------------------------
INVESTMENT COMPANIES (99.6%)
---------------------------------------------------------------
STOCK FUNDS (25.3%)
Vanguard Total Stock Market Index Fund
   Investor Shares                        22,760,300  $ 560,814
Vanguard Total International Stock
   Index Fund                             14,742,785    145,069
                                                    -----------
                                                        705,883
BALANCED FUND (25.1%)
Vanguard Asset Allocation Fund
   Investor Shares                        32,435,476    700,606
                                                    -----------
BOND FUND (29.7%)
Vanguard Total Bond Market Index Fund
   Investor Shares                        80,975,819    831,622
                                                    -----------
SHORT-TERM BOND FUND (19.5%)
Vanguard Short-Term Corporate Fund
   Investor Shares                        50,614,234    546,128
                                                    -----------
---------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (Cost $2,635,225)                                  2,784,239
---------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
---------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
---------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
   in a Pooled Cash Account 1.07%, 11/3/2003
   (Cost $6,383)                              $6,383      6,383
---------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
   (Cost $2,641,608)                                  2,790,622
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
---------------------------------------------------------------
Other Assets                                             12,138
Liabilities                                              (8,057)
                                                    -----------
                                                          4,081
                                                    -----------
---------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------
Applicable to 197,180,732 outstanding $.001 par value
  shares of beneficial interest (unlimited authorization)
                                                     $2,794,703
===============================================================

NET ASSET VALUE PER SHARE                                $14.17
===============================================================
*See Note A in NOTES TO FINANCIAL STATEMENTS.


---------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
---------------------------------------------------------------
                                              Amount        Per
                                               (000)      Share
---------------------------------------------------------------
Paid-in Capital                          $ 2,652,738     $13.45
Undistributed Net Investment Income            5,945        .03
Accumulated Net Realized Losses              (12,994)      (.07)
Unrealized Appreciation                      149,014        .76
---------------------------------------------------------------
NET ASSETS                               $ 2,794,703     $14.17
===============================================================
See Note C in NOTES TO FINANCIAL STATEMENTS for the tax-basis components of net assets.

---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
LIFESTRATEGY MODERATE GROWTH FUND             SHARES      (000)
---------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
---------------------------------------------------------------
STOCK FUNDS (45.1%)
Vanguard Total Stock Market Index Fund
   Investor Shares                        74,726,185 $1,841,253
Vanguard Total International Stock
   Index Fund                             53,315,955    524,629
                                                    -----------
                                                      2,365,882
BALANCED FUND (24.9%)
Vanguard Asset Allocation Fund
   Investor Shares                        60,497,878  1,306,754
                                                    -----------
BOND FUND (29.8%)
Vanguard Total Bond Market Index Fund
   Investor Shares                       152,064,642  1,561,704
                                                    -----------
---------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (Cost $5,019,455)                                  5,234,340
---------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
---------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
---------------------------------------------------------------
Collateralized by U.S. Government Obligations in a
   Pooled Cash Account 1.07%, 11/3/2003
   (Cost $6,543)                              $6,543      6,543
---------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
   (Cost $5,025,998)                                  5,240,883
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
---------------------------------------------------------------
Other Assets                                             16,179
Liabilities                                             (11,481)
                                                    -----------
                                                          4,698
                                                    -----------
---------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------
Applicable to 326,674,873 outstanding $.001
   par value shares of beneficial interest
   (unlimited authorization)                         $5,245,581
===============================================================

NET ASSET VALUE PER SHARE $16.06
===============================================================
*See Note A in NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
                                              Amount        Per
                                               (000)      Share
---------------------------------------------------------------
Paid-in Capital                           $5,030,156     $15.40
Undistributed Net Investment Income           27,558        .08
Accumulated Net Realized Losses              (27,018)      (.08)
Unrealized Appreciation                      214,885        .66
---------------------------------------------------------------
NET ASSETS                                $5,245,581     $16.06
===============================================================
See Note C in Notes to FINANCIAL STATEMENTS for the tax-basis components of net assets.

---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
LIFESTRATEGY GROWTH FUND                      SHARES      (000)
---------------------------------------------------------------
INVESTMENT COMPANIES (99.6%)
---------------------------------------------------------------
STOCK FUNDS (64.8%)
Vanguard Total Stock Market Index Fund
   Investor Shares                        89,539,119 $2,206,244
Vanguard Total International Stock
   Index Fund                             67,011,258    659,391
                                                    -----------
                                                      2,865,635
                                                    -----------
BALANCED FUND (25.0%)
Vanguard Asset Allocation Fund
   Investor Shares                        51,145,693  1,104,747
                                                    -----------
BOND FUND (9.8%)
Vanguard Total Bond Market Index Fund
   Investor Shares                        42,418,435    435,637
                                                    -----------
---------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (Cost $4,306,809)                                  4,406,019
---------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
---------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
---------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
   in a Pooled Cash Account 1.07%, 11/3/2003
   (Cost $7,647)                              $7,647      7,647
---------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
   (Cost $4,314,456)                                  4,413,666
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
---------------------------------------------------------------
Other Assets                                             15,702
Liabilities                                              (7,013)
                                                    -----------
                                                          8,689
---------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------
Applicable to 255,277,601 outstanding $.001 par value
   shares of beneficial interest (unlimited authorization)
                                                     $4,422,355
===============================================================

NET ASSET VALUE PER SHARE                                $17.32
===============================================================
*See Note A in NOTES TO FINANCIAL STATEMENTS.


---------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
---------------------------------------------------------------
                                              Amount        Per
                                               (000)      Share
---------------------------------------------------------------
Paid-in Capital                           $4,339,683     $16.99
Undistributed Net Investment Income           14,110        .06
Accumulated Net Realized Losses              (30,648)      (.12)
Unrealized Appreciation                       99,210        .39
---------------------------------------------------------------
NET ASSETS                                $4,422,355     $17.32
===============================================================
See Note C in NOTES TO FINANCIAL STATEMENTS for the tax-basis components of net assets. statement of operations

STATEMENT OF OPERATIONS
This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                          LifeStrategy  LifeStrategy  LifeStrategy
                                Income  Conservative      Moderate  LifeStrategy
                                  Fund   Growth Fund   Growth Fund   Growth Fund
                         -------------------------------------------------------
                                       Year Ended October 31, 2003
--------------------------------------------------------------------------------
                                 (000)         (000)         (000)         (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
   Income Distributions
     Received                 $ 40,135      $ 69,710      $104,026      $ 64,915
   Interest                         28            52            81            75
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B   40,163        69,762       104,107        64,990
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Capital Gain Distributions
      Received                      --            --            --            --
   Investment Securities Sold  (2,167)       (4,387)       (4,792)       (1,871)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)       (2,167)       (4,387)       (4,792)       (1,871)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)
   OF INVESTMENT SECURITIES     70,916       254,047       643,451       694,725
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS  $108,912      $319,422      $742,766      $757,844
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.
--------------------------------------------------------------------------------
                                                        LIFESTRATEGY INCOME FUND
                                                       -------------------------
                                                              YEAR          YEAR
                                                             ENDED         ENDED
                                                     OCT. 31, 2003 OCT. 31, 2002
                                                             (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                  $ 40,163      $ 41,670
   Realized Net Gain (Loss)                                (2,167)            43
   Change in Unrealized Appreciation (Depreciation)         70,916      (50,554)
--------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                          108,912       (8,841)
--------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                  (40,183)      (41,593)
   Realized Capital Gain                                        --            --
--------------------------------------------------------------------------------
      Total Distributions                                 (40,183)      (41,593)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS*
   Issued                                                  460,974       455,861
   Issued in Lieu of Cash Distributions                     36,930        37,822
   Redeemed                                              (262,079)     (232,651)
--------------------------------------------------------------------------------
      Net Increase (Decrease) from
        Capital Share Transactions                         235,825       261,032
--------------------------------------------------------------------------------
   Total Increase (Decrease)                               304,554       210,598
--------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                   1,000,910       790,312
--------------------------------------------------------------------------------
   End of Period                                        $1,305,464    $1,000,910
================================================================================
*Shares Issued (Redeemed)
    Issued                                                  36,443        36,094
    Issued in Lieu of Cash Distribution                      2,928         3,019
    Redeemed                                              (20,718)      (18,520)
--------------------------------------------------------------------------------
      Net Increase (Derease) in Shares Outstanding          18,653        20,593
================================================================================

--------------------------------------------------------------------------------
                                                       LIFESTRATEGY CONSERVATIVE
                                                             GROWTH FUND
                                                       -------------------------
                                                              YEAR          YEAR
                                                             ENDED         ENDED
                                                     OCT. 31, 2003 OCT. 31, 2002
                                                             (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                   $ 69,762      $ 79,684
  Realized Net Gain (Loss)                                 (4,387)       (1,411)
   Change in Unrealized Appreciation (Depreciation)        254,047     (175,750)
--------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                          319,422      (97,477)
--------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                  (70,910)      (79,852)
   Realized Capital Gain                                        --            --
--------------------------------------------------------------------------------
      Total Distributions                                 (70,910)      (79,852)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
   Issued                                                  713,305       712,905
   Issued in Lieu of Cash Distributions                     68,150        76,351
   Redeemed                                              (367,862)     (433,521)
--------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital
        Share Transactions                                 413,593       355,735
--------------------------------------------------------------------------------
   Total Increase (Decrease)                               662,105       178,406
--------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                   2,132,598     1,954,192
--------------------------------------------------------------------------------
   End of Period                                        $2,794,703    $2,132,598
================================================================================
*Shares Issued (Redeemed)
   Issued                                                   53,308        52,238
   Issued in Lieu of Cash Distributions                      5,134         5,667
   Redeemed                                               (27,731)      (32,234)
--------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares                     30,711        25,671
================================================================================

--------------------------------------------------------------------------------
                                                           LIFESTRATEGY MODERATE
                                                                GROWTH FUND
                                                           ---------------------
                                                              YEAR          YEAR
                                                             ENDED         ENDED
                                                     OCT. 31, 2003 OCT. 31, 2002
                                                             (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                 $ 104,107     $ 123,915
   Realized Net Gain (Loss)                                (4,792)       (8,121)
   Change in Unrealized Appreciation (Depreciation)        643,451     (433,639)
--------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
       Resulting from Operations                           742,766     (317,845)
--------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                 (108,009)     (126,354)
   Realized Capital Gain                                        --            --
--------------------------------------------------------------------------------
      Total Distributions                                (108,009)     (126,354)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS*
   Issued                                                1,216,177     1,000,487
   Issued in Lieu of Cash Distributions                    106,599       124,658
   Redeemed                                              (608,489)     (861,256)
--------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital
       Share Transactions                                  714,287       263,889
--------------------------------------------------------------------------------
   Total Increase (Decrease)                             1,349,044     (180,310)
--------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                   3,896,537     4,076,847
--------------------------------------------------------------------------------
   End of Period                                        $5,245,581    $3,896,537
================================================================================

*Shares Issued (Redeemed)
   Issued                                                   82,011        65,858
   Issued in Lieu of Cash Distributions                      7,412         8,064
   Redeemed                                               (41,969)      (57,402)
--------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding         47,454        16,520
================================================================================

--------------------------------------------------------------------------------
                                                        LIFESTRATEGY GROWTH FUND
                                                        ------------------------
                                                              YEAR          YEAR
                                                             ENDED         ENDED
                                                     OCT. 31, 2003 OCT. 31, 2002
                                                             (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                  $ 64,990      $ 75,122
   Realized Net Gain (Loss)                                (1,871)      (25,204)
   Change in Unrealized Appreciation (Depreciation)        694,725     (450,277)
--------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
       Resulting from Operations                           757,844     (400,359)
--------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                  (64,443)      (75,612)
   Realized Capital Gain                                        --            --
--------------------------------------------------------------------------------
      Total Distributions                                 (64,443)      (75,612)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS*
   Issued                                                  921,438       763,394
   Issued in Lieu of Cash Distributions                     63,721        74,690
   Redeemed                                              (465,081)     (664,897)
--------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital
       Share Transactions                                  520,078       173,187
--------------------------------------------------------------------------------
   Total Increase (Decrease)                             1,213,479     (302,784)
--------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                   3,208,876     3,511,660
--------------------------------------------------------------------------------
   End of Period                                        $4,422,355    $3,208,876
================================================================================

*Shares Issued (Redeemed)
   Issued                                                   59,653        46,809
   Issued in Lieu of Cash Distributions                      4,272         4,449
   Redeemed                                               (30,729)      (41,252)
--------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding         33,196        10,006
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

--------------------------------------------------------------------------------------------------------
 LIFESTRATEGY INCOME FUND
                                                          YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,   JAN. 1 TO      DECEMBER 31,
                                                         -----------    OCT. 31, -----------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2003     2002    2001*    2000    1999    1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.28   $12.97   $13.01  $12.82  $13.22  $12.43
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                   .44      .57      .52     .74     .69     .63
   Capital Gain Distributions Received                      --       --       --     .04     .14     .20
   Net Realized and Unrealized Gain (Loss) on Investments  .76    (.67)    (.09)     .23   (.47)     .78
--------------------------------------------------------------------------------------------------------
      Total from Investment Operations                    1.20    (.10)      .43    1.01     .36    1.61
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                  (.45)    (.59)    (.45)   (.74)   (.69)   (.63)
   Distributions from Realized Capital Gains                --       --    (.02)   (.08)   (.07)   (.19)
--------------------------------------------------------------------------------------------------------
      Total Distributions                                (.45)    (.59)    (.47)   (.82)   (.76)   (.82)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $13.03   $12.28   $12.97  $13.01  $12.82  $13.22
========================================================================================================
TOTAL RETURN                                             9.95%   -0.79%    3.42%   8.06%   2.82%  13.17%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                 $1,305   $1,001     $790    $632    $555    $449
   Ratio of Expenses to Average Net Assets--Note B        0%**       0%       0%      0%      0%      0%
   Ratio of Net Investment Income to
     Average Net Assets                                  3.53%    4.64%   4.87%+   5.84%   5.37%   5.24%
   Portfolio Turnover Rate                                  4%      10%       4%     17%     11%      3%
========================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**The average weighted expense ratio of the underlying funds was 0.27%. +Annualized.

--------------------------------------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND
                                                          YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,   JAN. 1 TO      DECEMBER 31,
                                                         -----------    OCT. 31, -----------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2003     2002    2001*    2000    1999    1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.81   $13.88   $14.71  $15.10  $14.71  $13.40
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                   .39      .51      .45     .70     .64     .58
   Capital Gain Distributions Received                      --       --       --     .06     .18     .20
   Net Realized and Unrealized Gain (Loss) on Investments 1.37   (1.06)    (.84)   (.29)     .31    1.32
--------------------------------------------------------------------------------------------------------
      Total from Investment Operations                    1.76    (.55)    (.39)     .47    1.13    2.10
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                  (.40)    (.52)    (.40)   (.70)   (.63)   (.59)
   Distributions from Realized Capital Gains                --       --    (.04)   (.16)   (.11)   (.20)
--------------------------------------------------------------------------------------------------------
      Total Distributions                                (.40)    (.52)    (.44)   (.86)   (.74)   (.79)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $14.17   $12.81   $13.88  $14.71  $15.10  $14.71
========================================================================================================
TOTAL RETURN                                            13.99%   -4.11%   -2.61%   3.12%   7.86%  15.88%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period                            $2,795   $2,133   $1,954  $1,897  $1,748  $1,416
   Ratio of Expenses to Average Net Assets                  0%       0%       0%      0%      0%      0%
   Ratio of Net Investment Income to Average Net Assets  2.92%    3.79%   3.78%+   4.73%   4.34%   4.32%
   Portfolio Turnover Rate                                  5%      12%      14%      9%      5%      3%
========================================================================================================


*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**The average weighted expense ratio of the underlying funds was 0.28%. +Annualized.

--------------------------------------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND
                                                          YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,   JAN. 1 TO      DECEMBER 31,
                                                         -----------    OCT. 31, -----------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2003     2002    2001*    2000    1999    1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.96   $15.52   $17.25  $18.18  $16.86  $14.81
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                  .345      .45      .35     .64     .55    .510
   Capital Gain Distributions Received                      --      .01       --     .08     .24    .241
   Net Realized and Unrealized Gain (Loss)
      on Investments                                     2.130   (1.55)   (1.80)   (.87)    1.21   2.054
--------------------------------------------------------------------------------------------------------
      Total from Investment Operations                   2.475   (1.09)   (1.45)   (.15)    2.00   2.805
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                 (.375)    (.47)    (.22)   (.64)   (.55)  (.510)
   Distributions from Realized Capital Gains                --       --    (.06)   (.14)   (.13)  (.245)
--------------------------------------------------------------------------------------------------------
      Total Distributions                               (.375)    (.47)    (.28)   (.78)   (.68)  (.755)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $16.06   $13.96   $15.52  $17.25  $18.18  $16.86
========================================================================================================
TOTAL RETURN                                            18.06%   -7.30%   -8.48%  -0.88%  12.01%  19.03%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                 $5,246   $3,897   $4,077  $3,911  $3,441  $2,202
   Ratio Of Expenses to Average Net Assets - Note B       0%**       0%       0%      0%      0%      0%
   Ratio of Net Investments Income to Average Net Assets 2.39%    2.98%   2.69%+   3.59%   3.47%   3.43%
   Portfolio Turnover Rate                                  5%      15%      16%     12%      3%      5%
========================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**The average weighted expense ratio of the underlying funds was 0.28%. +Annualized.

--------------------------------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND
                                                          YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,   JAN. 1 TO      DECEMBER 31,
                                                         -----------    OCT. 31, -----------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2003     2002    2001*    2000    1999    1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $14.45   $16.56   $19.59  $21.41  $18.79  $16.04
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                   .28      .34      .23     .51     .45    .410
   Capital Gain Distributions Received                      --       --       --     .10     .29    .264
   Net Realized and Unrealized Gain (Loss) on Investments 2.87   (2.10)   (3.04)  (1.75)    2.49   2.751
--------------------------------------------------------------------------------------------------------
      Total from Investment Operations                    3.15   (1.76)   (2.81)  (1.14)    3.23   3.425
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                  (.28)    (.35)    (.16)   (.51)   (.45)  (.410)
   Distributions from Realized Capital Gains                --       --    (.06)   (.17)   (.16)  (.265)
--------------------------------------------------------------------------------------------------------
      Total Distributions                                (.28)    (.35)    (.22)   (.68)   (.61)  (.675)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $17.32   $14.45   $16.56  $19.59  $21.41  $18.79
========================================================================================================
TOTAL RETURN                                            22.12%  -10.91%  -14.43%  -5.44%  17.32%  21.40%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                 $4,422   $3,209   $3,512  $3,378  $3,177  $1,924
   Ratio of Expenses to Average Net Assets - Note B       0%**      0%        0%      0%      0%      0%
   Ratio of Net Investment Income to Average Net Assets  1.79%    2.12%   1.53%+   2.49%   2.50%   2.53%
   Portfolio Turnover Rate                                  2%       7%       7%      6%      1%      2%
========================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**The average weighted expense ratio of the underlying funds was 0.28%. +Annualized.


SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard LifeStrategy Funds comprise the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund, and LifeStrategy Growth Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

2. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.   DISTRIBUTIONS:   Distributions   to   shareholders   are  recorded  on  the
     ex-dividend date.

5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the year ended October 31, 2003, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     At October 31, 2003, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                              AMOUNT AVAILABLE
                              FOR DISTRIBUTION          CAPITAL LOSSES
                        ------------------------   -----------------------------
                         ORDINARY      LONG-TERM              EXPIRATION: FISCAL
                           INCOME   CAPITAL GAIN    AMOUNT          YEARS ENDING
LIFESTRATEGY FUND           (000)          (000)     (000)           October 31,
--------------------------------------------------------------------------------
Income                    $ 4,028             --   $ 2,909             2009-2011
Conservative Growth         6,384             --    13,433             2009-2011
Moderate Growth            26,152             --    25,612             2009-2011
Growth                     12,900             --    29,439             2009-2011
--------------------------------------------------------------------------------
At October 31, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                        (000)
                                      ------------------------------------------
                                                                  NET UNREALIZED
                                      APPRECIATED    DEPRECIATED    APPRECIATION
LIFESTRATEGY FUND                      SECURITIES     SECURITIES  (DEPRECIATION)
--------------------------------------------------------------------------------
Income                                   $ 42,564           $ --        $ 42,564
Conservative Growth                       149,014             --         149,014
Moderate Growth                           230,501       (15,616)         214,885
Growth                                    131,800       (32,590)          99,210
--------------------------------------------------------------------------------

D. During the year ended October 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                               (000)
                                                     ---------------------------
LIFESTRATEGY FUND                                    PURCHASES             SALES
--------------------------------------------------------------------------------
Income                                                $285,518          $ 49,762
Conservative Growth                                    528,906           121,909
Moderate Growth                                        908,879           203,763
Growth                                                 580,275            69,931
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard LifeStrategy Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four portfolios comprising the Vanguard LifeStrategy Funds, hereafter referred to as the "Funds") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania                                      December 8, 2003

--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION

(UNAUDITED) FOR VANGUARD LIFESTRATEGY FUNDS

This information for the fiscal year ended October 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

       -------------------------------------------------------
       LIFESTRATEGY FUND                            PERCENTAGE
       -------------------------------------------------------
       Income                                             7.5%
       Conservative Growth                               16.4
       Moderate Growth                                   29.1
       Growth                                            50.9
       -------------------------------------------------------

The funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the fund will be provided to individual shareholders on their 2003 Form 1099-DIV.

 INVESTING IS
FAST, EASY, AND SECURE ON VANGUARD.COM

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control of your own investments. VANGUARD.COM(R) was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

*    Determine what asset  allocation  might best suit your needs--by taking our
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*    Find out how  much to save  for  retirement  and  your  children's  college education-- by using our planning tools.

* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.

* Find your next fund--by using the COMPARE FUNDS, COMPARE COSTS, and NARROW YOUR FUND CHOICES tools.

*    Look up fund price, performance history, and distribution information--in a
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INVEST AND MANAGE ACCOUNTS WITH EASE

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*    See what you own (at Vanguard and elsewhere) and how your  investments  are
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Find out what Vanguard.com can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (112)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (112)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (112)                Chairman (JanuarySeptember 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (112)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (110)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (112)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (112)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (112)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (112)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. The guidelines are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

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1-800-662-2739

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TEXT TELEPHONE
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(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q880 122003

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.


ITEM 4: Not applicable.

ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) code of ethics
         (b) certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD STAR FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: December 12, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD STAR FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date:  December 12, 2003

      VANGUARD STAR FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: December 12, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.